Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Related Party Transactions [Abstract]
Related Party Transactions

16. Related Party Transactions

The Manager

The Manager is an affiliate of RP Ireland, is the Administrator of RPIFT and RPI 2019 Intermediate Finance Trust (“RPI Intermediate FT”) and is the investment manager for RPI. The sole member of the Manager holds an interest in the Company and serves as the Company’s Chief Executive Officer and Chairman of the Board, and as a director on the board of RP Holdings.

Historically, the Manager received Operating and Personnel Payments payable in equal quarterly installments and increasing by 5% annually on a compounded basis under the terms of its management agreement with Old RPI and the Legacy Investors Partnerships. RP Ireland receives an annual management fee payable in advance by Old RPI in equal quarterly installments under terms of the Limited Partnership Agreements of the Legacy Investors Partnerships. Operating and Personnel Payments incurred during the three and six months ended June 30, 2019 were $15.0 million and $30.0 million, respectively and were recognized within General and administrative expenses on the condensed consolidated statements of comprehensive income.

In connection with the Exchange Offer Transactions (discussed in Note 1), the Manager has entered into new management agreements with RPI and its subsidiaries, the Continuing Investors Partnerships, and with the Legacy Investors Partnerships. Pursuant to the new management agreements, RPI pays quarterly Operating and Personnel Payments in respect of operating and personnel expenses to the Manager or its affiliates equal to 6.5% of the Adjusted Cash Receipts (as defined therein) for such quarter and 0.25% of the GAAP value of our security investments as of the end of such quarter. The Operating and Personnel Payment for Old RPI, an obligation of the Legacy Investors Partnerships as a non-controlling interest in Old RPI and for which the expense is reflected in our income statement, is payable in equal quarterly installments and increases by 5% annually on a compounded basis. Operating and Personnel Payments incurred during the three and six months ended June 30, 2020 were $27.6 million and $47.3 million, respectively.

Royalty Distribution Payable

The Royalty distribution payable to affiliates of $122.8 million at June 30, 2020 includes the following: (1) $96.2 million of royalty receipts due from Old RPI to RPI Intermediate FT in connection with the Legacy Investors Partnerships’ non-controlling interest in Old RPI that arose in the Reorganization Transactions, and (2) $26.6 million of royalty receipts due from RPCT to RP Select Finance Trust in connection with its non-controlling interest in RPCT. The Royalty distribution payable to affiliates of $31.0 million at December 31, 2019 represents royalty receipts due from RPCT to RPSFT. The accrual is recorded based on estimated royalty receipts for the period, which are derived from estimates generated from analyst consensus forecasts for each product, and will be collected one quarter in arrears, and is payable to the non-controlling interest owners under the terms of collection account control agreements whereby RPCT and Old RPI are required to disperse royalty receipts collected to the minority owners in proportion to their ownership interests.

Acquisition from Epizyme Inc.

In November 2019, in connection with an equity investment in Epizyme Inc. of $100.0 million made by RPIFT, Pablo Legorreta, Royalty Pharma’s CEO, was appointed as a director of Epizyme, for which he will receive compensation in cash and shares, all of which will be contributed to the Manager and used to reduce costs and expenses which would otherwise be billed to the Company or its affiliates.

Acquisition from Bristol-Myers Squibb

In November 2017, RPI Acquisition entered into a Purchase Agreement with Bristol-Myers Squibb (“BMS”) to acquire from BMS a percentage of its future royalties on worldwide sales of Onglyza, Farxiga, and related diabetes products marketed by AstraZeneca. We agreed to make payments to BMS based on sales of the products over the eight quarters beginning with the first quarter of 2018 in exchange for a high single-digit royalty on worldwide sales of the products from 2020 through 2025.

On December 8, 2017, RPI Acquisitions entered into a purchase, sale and assignment agreement with a wholly owned subsidiary of BioPharma Credit PLC (LSE: BPCR, “BPCR”), an affiliate of RPI. BPCR is a related entity due to the sole member of the investment manager having significant influence over both entities. Under the terms of the Assignment Agreement, RPI Acquisitions assigned the benefit of 50% of the payment stream acquired from BMS to BPCR in consideration for BPCR meeting 50% of the funding obligations owed to BMS under the Purchase Agreement.

We began making installment payments to BMS during the second quarter of 2018. Upon transfer of funds from BPCR to RPI Acquisitions to meet the quarterly funding obligation to BMS, RPI Acquisitions derecognizes 50% of the financial royalty asset. Cash received from BPCR in respect of each funding obligation equals the carrying amount of the assigned transfer of interest, therefore no gain or loss is recognized upon the transfer. The financial royalty asset of $159.6 million and $150.3 million included in financial royalty assets, net on the condensed consolidated balance sheets as of June 30, 2020 and December 31, 2019, respectively, represents only the Company’s right to the future payment streams acquired from BMS.

Our funding was completed in the first quarter of 2020. We have funded a cumulative amount of $162.4 million, net of the assignment. We began to recognize income from the BMS asset when our installment funding obligation was completed and we received our first royalty payment on the BMS asset in the second quarter of 2020.

Other transactions

During the three and six months ended June 30, 2020, the Company reimbursed Pablo Legorreta, Royalty Pharma’s CEO, approximately $1.0 million for the cost of purchasing and donating ventilators to hospitals on behalf of Royalty Pharma.

During the year ended December 31, 2019, RPIFT acquired 27,210 limited partnership interests in an affiliate of, and an equity method investor in, Old RPI and RPIFT, whose only substantive operations are its investment in Old RPI. The total investment of $4.3 million is recorded as treasury interests, of which $2.1 million is held by non-controlling interests in the consolidated balance sheet as of June 30, 2020.

Based on its ownership percentage of Royalty Pharma Investments 2019 ICAV relative to the Company, each Continuing Investor Partnership pays a pro rata portion of any costs and expenses in connection with the contemplation of, formation of, listing and ongoing operation of the Company and any subsidiary of the Company, including any third-party expenses of managing the Company and any subsidiary of the Company, such as accounting, audit, legal, reporting, compliance, administration (including directors’ fees), financial advisory, consulting, investor relations, and insurance expenses relating to the affairs of the Company and any subsidiary of the Company.

15. Related Party Transactions

The Manager

An affiliate of RP Ireland, the Manager, is the administrator of RPIFT, and also the investment manager for Royalty Pharma Investments. The sole member of the Manager holds an indirect interest in Royalty Pharma and serves on the investment committee of the Manager.

Historically, the Manager received Operating and Personnel Payments payable in equal quarterly installments and increasing by 5% annually on a compounded basis under the terms of its Management Agreement with Royalty Pharma and the Legacy Investors Partnerships. RP Ireland receives an annual management fee payable in advance by Royalty Pharma in equal quarterly installments under terms of the Limited Partnership Agreements of the Legacy Investors Partnerships. Operating and Personnel Payments incurred during the years ended December 31, 2019, 2018 and 2017 were $60.0 million, $57.2 million and $54.4 million, respectively, and were recognized within General and administrative expenses on the consolidated statements of comprehensive income.

In connection with the Exchange Offer Transactions (discussed in Note 1), the Manager has entered into new management agreements with RPI and the Continuing Investors Partnerships. Pursuant to the new management agreements, RPI will pay quarterly Operating and Personnel Payments in respect of operating and personnel expenses to the Manager or its affiliates equal to 6.5% of the Adjusted Cash Receipts (as defined therein) for such quarter and 0.25% of the GAAP value of our security investments, including equity securities and derivative financial instruments, as of the end of such quarter.

Royalty Distribution Payable

The Royalty distribution payable to affiliates of $31.0 million and $44.3 million recorded on the consolidated balance sheets at December 31, 2019 and 2018, respectively, represents royalty receipts due from RPCT to RPSFT in connection with its non-controlling interest. The accrual is recorded based on estimated fourth quarter royalty receipts, which are derived from estimates generated from sell-side equityresearch analyst consensus forecasts for each product, and will be collected one quarter in arrears, and is payable to RPSFT under the terms of the Collection Account Control Agreement, whereby RPCT is required to disperse royalty receipts collected to RPSFT and RPIFT in proportion to their ownership interests.

Acquisition from Epizyme Inc.

In November 2019, RPIFT made an equity investment in Epizyme Inc. of $100.0 million, with options to invest up to an additional $100.0 million in Epizyme common stock. Refer to Note 4 for additional discussion of this transaction. In connection with this transaction, Pablo Legorreta, Royalty Pharma’s CEO, was appointed as a director of Epizyme, for which he will receive compensation in cash and shares, all of which will be contributed to the Manager and used to reduce costs and expenses which would otherwise be billed to the Company or its affiliates.

Acquisition from Bristol-Myers Squibb

In November 2017, a wholly owned subsidiary of the Company, RPI Acquisitions, entered into a purchase agreement with Bristol-Myers Squibb (“BMS”) to acquire from BMS a percentage of its future royalties on worldwide sales of Onglyza, Farxiga, and related diabetes products marketed by AstraZeneca. We agreed to make payments to BMS based on sales of the products over the eight quarters beginning with the first quarter of 2018 in exchange for a high single-digit royalty on worldwide sales of the products from 2020 through 2025. Management estimated that the total payments to BMS will be in the range of $280 million to $320 million.

On December 8, 2017, RPI Acquisitions entered into a purchase, sale and assignment agreement with a wholly owned subsidiary of BioPharma Credit PLC (LSE: BPCR, “BPCR”), an affiliate of the Company. BPCR is a related entity of the Company due to the sole member of the investment manager having significant influence over both entities. Under the terms of the Assignment Agreement, RPI Acquisitions assigned the benefit of 50% of the payment stream acquired from BMS to BPCR in consideration for BPCR meeting 50% of the funding obligations owed to BMS under the Purchase Agreement. Our estimated funding commitment after this assignment is between $140 million to $160 million. RPI Acquisitions only retains servicing responsibilities under the Assignment Agreement. To determine whether this transfer of financial assets should be accounted for as a sale or a secured borrowing under ASC 860-10, management evaluated whether: (i) the transferred assets are legally isolated, (ii) the transferee has the right to pledge or exchange the transferred assets, and (iii) the Company has relinquished effective control of the transferred assets. As all three conditions are met, the transfer is accounted for as a sale. BPCR’s assigned portion of each funding obligation and royalty payment stream will be derecognized as each contractual payment is made to or received from BMS.

Installment payments made to BMS during the year ended December 31, 2019 and 2018 totaled $171.0 million and $128.8 million, respectively, of which RPI Acquisitions funded $85.5 million and $64.4 million, respectively. Upon transfer of funds from BPCR to RPI Acquisitions to meet the quarterly funding obligation to BMS, RPI Acquisitions derecognizes 50% of the financial asset. Cash received from BPCR in respect of each funding obligation equals the carrying amount of the assigned transfer of interest. Therefore no gain or loss is recognized upon the transfer. The financial asset of $150.3 million and $64.8 million included in Financial royalty assets, net on the consolidated balance sheets as of December 31, 2019 and 2018, respectively, only represents our right to the future payment streams acquired from BMS. We will not recognize any income from the BMS royalty asset until we have completed our installment funding obligation in the first quarter of 2020.

Other transactions

During the year ended December 31, 2019, RPIFT acquired 27,210 limited partnership interests in an affiliate of, and an equity method investor in, Royalty Pharma Investments and RPIFT, whose only substantive operations are its investment in Royalty Pharma Investments. The total investment of $4.3 million is recorded as Treasury interests in the consolidated balance sheet as of December 31, 2019.